Consolidated Statements Of Cash Flows (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Interest received		$ 19,180,324	$ 13,756,800	$ 32,808,300	$ 18,626,720	$ 17,125,737
Fees and commissions received		1,086,999	594,677	2,144,083	878,982	1,339,179
Interest paid		(2,678,029)	(2,567,541)	(5,317,398)	(5,025,996)	(5,687,411)
Cash paid to suppliers and employees		(10,529,499)	(6,495,772)	(17,822,081)	(9,805,184)	(12,328,485)
Income taxes paid		(2,017,917)	(84,234)	(227,269)	(1,386,310)	(1,073,097)
Net cash provided by (used in) operating activities		5,041,878	5,203,930	11,585,635	3,288,212	(624,077)
Cash flows from investing activities
Cash and cash equivalents of acquired bank			41,967,182	41,967,182
Net change in time deposits in other banks			297,000	297,000	14,734,102	(1,764,102)
Purchase of investment securities available for sale		(52,521,980)	(34,856,352)	(75,476,075)	(16,277,804)	(12,868,441)
Payments to Acquire Investments [Abstract]
Held to maturity					(20,316,548)
Purchase of investment securities available for sale		(52,521,980)	(34,856,352)	(75,476,075)	(16,277,804)	(12,868,441)
Proceeds from disposal of investment securities
Held to maturity at maturity or call					4,561,229	2,203,921
Held to maturity sold	488,457		488,457	514,079
Gain on sale of held to maturity			25,622
Available for sale at maturity or call		28,093,412	595,000	32,115,702	10,575,564	10,197,347
Available for sale sold		17,022,301	17,296,682	10,133,054		4,243,654
Gain on sale of available for sale		560,028	14,937
Loans made, net of principal collected		(34,708,551)	(10,923,129)	(50,566,900)	(37,039,236)	(34,755,829)
Proceeds from sale of other real estate owned		599,539		434,141	415,893
Improvements to other real estate owned		(15,525)		(88,965)
Redemption (Purchase) of equity securities		66,551	612,903	314,931	394,900	(831,100)
Purchase of premises, equipment and software		(1,129,715)	(1,330,463)	(2,994,210)	(349,195)	(5,642,201)
Net cash provided by (used in) investing activities		(42,033,940)	14,187,839	(43,350,061)	(43,301,095)	(39,216,751)
Cash flows from financing activities
Time deposits		(7,360,669)	(37,252,463)	(5,627,926)	(1,930,127)	40,266,481
Other deposits		36,189,237	47,514,823	58,362,525	56,109,521	14,650,671
Short term borrowings		3,282,728	(217,321)	13,609,325	(10,480,607)	(1,623,995)
Long term borrowings		(45,350)	(43,610)	(10,087,468)	(82,120)	(5,077,066)
Acquisition cash consideration			(1,000,839)	(1,022,413)
Proceeds from stock options exercised, including tax benefit				40,788	53,829
Private placement - common stock			6,332,844	6,332,844
Repurchase of preferred stock & warrants						(7,225,000)
Cash dividends paid-preferred stock						(213,888)
Cash dividends paid-common stock		(546,280)	(344,610)	(821,497)	(465,842)	(463,483)
Distributions to minority members					(13,386)
Net cash provided by (used in) financing activities		31,519,666	14,988,824	60,786,178	43,191,268	40,313,720
Net increase (decrease) in cash and cash equivalents		(5,472,396)	34,380,593	29,021,752	3,178,385	472,892
Cash and cash equivalents at beginning of year		43,636,724	14,614,972	14,614,972	11,436,587	10,963,695
Cash and cash equivalents at end of year	48,995,565	38,164,328	48,995,565	43,636,724	14,614,972	11,436,587
Reconciliation of net income to net cash provided (used) by operating activities
Net income	1,116,706	3,748,292	1,616,432	5,231,652	1,429,815	2,123,366
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization		590,734	477,210	1,098,268	807,733	699,345
Provision for loan losses	50,000	750,000	200,000	1,800,000	1,082,000	900,000
Change in deferred loan fees net of costs		(81,836)	(174,375)
Gains on sales or calls of securities		(560,028)	(40,559)	(140,149)		(158,551)
Amortization of premiums and discounts		539,758	305,879	820,085	332,343	92,791
Other than temporary impairment on equity securities	122,500		122,500	123,039
Other than temporary impairment			122,500
Gain on sales of other real estate owned		(159,213)		(248,005)	(192,724)
Write down on other real estate owned		281,000
Gain on sale of fixed assets		(9,365)	14,155	5,214		4,803
Amortization of intangible	194,675	372,257	194,675	584,024
Deferred income taxes		(44,099)	258,242	(196,884)	(24,494)	(228,766)
Stock based compensation awards		85,860	74,816	132,661	118,127	119,711
Increase (decrease) in
Accrued interest payable		(37,844)	(104,144)	(98,227)	(83,233)	(107,557)
Income taxes payable		(147,054)		475,687	(175,543)	175,543
Deferred loan fees net of costs				(265,714)	(16,733)	(99,222)
Other liabilities		(80,047)	(920,163)	(1,263,811)	306,914	(3,047,499)
Decrease (increase) in
Accrued interest receivable		(143,581)	103,462	(66,584)	(197,721)	36,311
Bank owned life insurance		(228,359)	(169,587)	(209,040)	(280,296)	(326,840)
Prepaid income taxes			649,124	1,420,552	(189,523)	35,649
Prepaid pension		137,597	523,856	339,226
Other assets		27,806	2,072,407	2,043,641	371,547	(843,161)
Net cash provided by (used in) operating activities		5,041,878	5,203,930	11,585,635	3,288,212	(624,077)
Supplemental Disclosure:
Loans transferred to other real estate owned		191,921	140,000	1,114,290	1,376,208
Fair value of assets and liabilities from acquisition:
Cash	48,995,565	38,164,328	48,995,565	43,636,724	14,614,972	11,436,587
Loans		573,146,131		539,297,666	299,606,430	265,008,669
Premises and equipment		23,763,775		23,215,429	16,867,561	17,326,099
Accrued interest		2,592,123		2,448,542	1,252,970	1,055,249
Deferred tax		7,346,728		7,244,029	265,551	178,574
Bank owned life insurance		16,644,925		16,416,566	8,703,175	8,422,879
Prepaid pension costs		1,030,551		1,030,551
Other assets		2,936,820		2,964,626	1,610,715	1,982,262
Deposits		(719,596,353)		(690,767,785)	(340,527,186)	(286,347,792)
Short term borrowings		(41,955,385)		(38,672,657)	(5,669,332)	(16,149,939)
Accrued interest payable		(359,367)		(397,211)	(434,656)	(517,889)
Other liabilities		(1,525,133)		(1,605,180)	(1,248,079)	(941,165)
Acquisition Of MB&T [Member]
Cash flows from financing activities
Cash and cash equivalents at end of year	41,967,182		41,967,182	41,967,182
Fair value of assets and liabilities from acquisition:
Cash	41,967,182		41,967,182	41,967,182
Investments	71,434,005		71,434,005	71,434,005
Loans	190,826,040		190,826,040	190,826,040
Restricted stock	1,575,184		1,575,184	1,575,184
Premises and equipment	4,457,086		4,457,086	4,457,086
Accrued interest	1,128,988		1,128,988	1,128,988
Prepaid assets	1,231,029		1,231,029	1,231,029
Deferred tax	7,865,514		7,865,514	8,174,501
Bank owned life insurance	7,504,351		7,504,351	7,504,351
Prepaid pension costs	1,315,642		1,315,642	1,244,803
Other real estate owned	1,834,451		1,834,451	1,834,451
Core deposit intangible	5,002,917		5,002,917	5,002,917
Other assets	3,397,552		3,397,552	3,397,552
Deposits	(297,506,000)		(297,506,000)	(297,506,000)
Short term borrowings	(19,394,000)		(19,394,000)	(19,394,000)
Accrued interest payable	(60,782)		(60,782)	(60,782)
Accrued pension acquired	(3,330,390)		(3,330,390)	(3,330,390)
Other liabilities	(1,538,745)		(1,538,745)	(2,293,960)
Purchase price in excess of net assets acquired	116,723		116,723	633,790
Total				$ 17,826,747